UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

June 30, 2015

1.803299.111

MAG-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.7%
Automobiles - 0.4%
General Motors Co.	1,335,200	$ 44,502
Tesla Motors, Inc. (a)	100,300	26,906
		71,408
Diversified Consumer Services - 1.4%
2U, Inc. (a)	745,265	23,990
LifeLock, Inc. (a)(d)	4,112,302	67,442
Service Corp. International	3,259,200	95,918
ServiceMaster Global Holdings, Inc.	994,400	35,967
		223,317
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	165,500	100,126
Domino's Pizza, Inc.	952,400	108,002
Hilton Worldwide Holdings, Inc. (a)	3,023,700	83,303
Las Vegas Sands Corp.	352,100	18,510
Papa John's International, Inc.	730,200	55,210
Starbucks Corp.	3,309,800	177,455
Wyndham Worldwide Corp.	709,400	58,107
		600,713
Household Durables - 0.6%
GoPro, Inc. Class A (d)	1,299,700	68,520
Leggett & Platt, Inc.	510,100	24,832
		93,352
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	541,700	235,147
Groupon, Inc. Class A (a)	2,740,500	13,785
Netflix, Inc. (a)	25,200	16,555
		265,487
Leisure Products - 0.3%
Polaris Industries, Inc.	283,500	41,989
Media - 1.8%
Lions Gate Entertainment Corp. (d)	890,600	32,997
Sirius XM Holdings, Inc. (a)	7,334,700	27,358
Starz Series A (a)	602,010	26,922
The Walt Disney Co.	1,870,300	213,476
		300,753
Specialty Retail - 3.0%
Home Depot, Inc.	1,948,000	216,481
L Brands, Inc.	2,162,400	185,383
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	824,000	$ 40,055
TJX Companies, Inc.	897,400	59,381
		501,300
Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. Class B	1,335,100	144,218
VF Corp.	2,751,420	191,884
		336,102
TOTAL CONSUMER DISCRETIONARY		2,434,421
CONSUMER STAPLES - 5.6%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	472,460	56,856
Molson Coors Brewing Co. Class B	726,800	50,738
Monster Beverage Corp. (a)	491,000	65,804
		173,398
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	631,400	85,277
CVS Health Corp.	1,849,372	193,962
Kroger Co.	1,666,000	120,802
		400,041
Food Products - 1.7%
Keurig Green Mountain, Inc.	638,800	48,951
Mead Johnson Nutrition Co. Class A	649,900	58,634
Mondelez International, Inc.	4,414,700	181,621
		289,206
Household Products - 0.1%
Energizer Holdings, Inc.	179,800	23,653
Personal Products - 0.3%
Herbalife Ltd. (a)	798,500	43,989
TOTAL CONSUMER STAPLES		930,287
ENERGY - 5.5%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	1,283,200	67,201
Halliburton Co.	1,939,800	83,547
Schlumberger Ltd.	2,473,100	213,156
		363,904
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	786,600	$ 61,402
Cabot Oil & Gas Corp.	1,116,036	35,200
Chevron Corp.	1,069,000	103,126
Cimarex Energy Co.	228,100	25,162
EOG Resources, Inc.	802,500	70,259
Marathon Petroleum Corp.	1,290,800	67,522
Noble Energy, Inc.	661,000	28,211
PDC Energy, Inc. (a)	606,400	32,527
Phillips 66 Co.	797,400	64,239
Phillips 66 Partners LP	260,300	18,742
Suncor Energy, Inc.	1,472,900	40,567
		546,957
TOTAL ENERGY		910,861
FINANCIALS - 19.4%
Banks - 8.9%
Bank of America Corp.	20,388,500	347,012
Citigroup, Inc.	5,903,416	326,105
JPMorgan Chase & Co.	6,042,098	409,413
Regions Financial Corp.	9,535,100	98,784
U.S. Bancorp	2,165,559	93,985
Wells Fargo & Co.	3,531,455	198,609
		1,473,908
Capital Markets - 3.7%
BlackRock, Inc. Class A	585,900	202,710
Charles Schwab Corp.	1,535,468	50,133
Invesco Ltd.	1,303,000	48,849
KKR & Co. LP	1,597,669	36,507
Morgan Stanley	2,536,868	98,405
TD Ameritrade Holding Corp.	498,176	18,343
The Blackstone Group LP	4,048,200	165,450
		620,397
Consumer Finance - 1.2%
Capital One Financial Corp.	2,300,600	202,384
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	2,252,766	306,624
Insurance - 1.5%
American International Group, Inc.	510,300	31,547
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	1,507,621	$ 84,412
The Chubb Corp.	1,427,700	135,831
		251,790
Real Estate Investment Trusts - 2.0%
American Tower Corp.	3,051,661	284,689
Public Storage	224,300	41,354
		326,043
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (e)(f)(g)	500,000	11,301
RREF CMBS AIV, LP (e)(g)(h)	500,000	23,405
RREF Midtown Colony REIT, Inc. (e)(g)(i)	500,000	2,226
		36,932
TOTAL FINANCIALS		3,218,078
HEALTH CARE - 18.3%
Biotechnology - 6.8%
Alkermes PLC (a)	540,013	34,744
Alnylam Pharmaceuticals, Inc. (a)	204,371	24,498
Amgen, Inc.	1,109,677	170,358
Amicus Therapeutics, Inc. (a)	2,849,153	40,316
Biogen, Inc. (a)	639,904	258,483
BioMarin Pharmaceutical, Inc. (a)	350,700	47,969
bluebird bio, Inc. (a)	191,173	32,188
Celgene Corp. (a)	813,700	94,174
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0*
Dyax Corp. (a)	585,942	15,527
Gilead Sciences, Inc.	1,407,300	164,767
Intercept Pharmaceuticals, Inc. (a)	26,800	6,469
Medivation, Inc. (a)	184,000	21,013
Puma Biotechnology, Inc. (a)	205,210	23,958
Regeneron Pharmaceuticals, Inc. (a)	124,100	63,307
Vertex Pharmaceuticals, Inc. (a)	1,121,600	138,495
		1,136,266
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	10,757,200	190,402
Medtronic PLC	4,072,252	301,754
		492,156
Health Care Providers & Services - 2.1%
Cigna Corp.	743,000	120,366
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	930,700	$ 209,231
MEDNAX, Inc. (a)	232,900	17,260
		346,857
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	854,400	32,963
Bruker Corp. (a)	5,545,462	113,183
Illumina, Inc. (a)	134,300	29,326
		175,472
Pharmaceuticals - 5.3%
AbbVie, Inc.	1,870,200	125,659
Allergan PLC (a)	1,052,461	319,380
Bristol-Myers Squibb Co.	2,202,300	146,541
Jazz Pharmaceuticals PLC (a)	330,640	58,216
Shire PLC sponsored ADR	268,500	64,840
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,790,600	164,924
		879,560
TOTAL HEALTH CARE		3,030,311
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	439,270	49,457
Northrop Grumman Corp.	567,200	89,975
Raytheon Co.	725,600	69,425
United Technologies Corp.	150,026	16,642
		225,499
Air Freight & Logistics - 0.6%
FedEx Corp.	629,200	107,216
Airlines - 0.7%
American Airlines Group, Inc.	1,649,100	65,857
Southwest Airlines Co.	1,727,200	57,153
		123,010
Building Products - 0.2%
A.O. Smith Corp.	551,300	39,683
Electrical Equipment - 0.2%
Acuity Brands, Inc.	140,800	25,341
Industrial Conglomerates - 3.1%
Danaher Corp.	1,370,900	117,335
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	12,831,600	$ 340,936
Roper Industries, Inc.	345,100	59,516
		517,787
Machinery - 1.2%
Deere & Co.	1,235,800	119,934
Illinois Tool Works, Inc.	769,500	70,632
		190,566
Professional Services - 0.6%
Manpower, Inc.	947,800	84,714
Towers Watson & Co.	176,813	22,243
		106,957
TOTAL INDUSTRIALS		1,336,059
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.4%
Harris Corp.	1,183,900	91,054
Juniper Networks, Inc.	2,281,500	59,251
QUALCOMM, Inc.	4,032,477	252,554
		402,859
Electronic Equipment & Components - 0.2%
CDW Corp.	454,900	15,594
TE Connectivity Ltd.	284,000	18,261
		33,855
Internet Software & Services - 4.0%
Alibaba Group Holding Ltd. sponsored ADR	419,300	34,496
Criteo SA sponsored ADR (a)	408,800	19,487
Facebook, Inc. Class A (a)	2,959,300	253,804
Google, Inc.:
Class A (a)	340,116	183,676
Class C	343,654	178,875
		670,338
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	1,356,918	82,894
Fiserv, Inc. (a)	656,500	54,378
MasterCard, Inc. Class A	1,966,000	183,782
Maximus, Inc.	1,172,000	77,036
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	1,169,400	$ 48,846
Visa, Inc. Class A	3,589,300	241,021
		687,957
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. Class A	1,018,400	52,437
Intersil Corp. Class A	3,424,600	42,842
Marvell Technology Group Ltd.	4,162,500	54,883
Maxim Integrated Products, Inc.	1,233,200	42,638
		192,800
Software - 4.7%
Adobe Systems, Inc. (a)	2,009,700	162,806
DocuSign, Inc. (a)(g)	16,185	309
HubSpot, Inc.	667,711	33,105
Intuit, Inc.	1,086,400	109,477
Progress Software Corp. (a)	964,947	26,536
Rovi Corp. (a)(d)(e)	4,994,800	79,667
Salesforce.com, Inc. (a)	2,831,405	197,151
SS&C Technologies Holdings, Inc.	816,239	51,015
Synopsys, Inc. (a)	1,401,800	71,001
Tableau Software, Inc. (a)	372,700	42,972
Xero Ltd. (a)	4	0*
		774,039
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	6,002,413	752,850
Hewlett-Packard Co.	4,311,700	129,394
		882,244
TOTAL INFORMATION TECHNOLOGY		3,644,092
MATERIALS - 4.4%
Chemicals - 4.2%
Ashland, Inc.	200,300	24,417
CF Industries Holdings, Inc.	2,906,500	186,830
E.I. du Pont de Nemours & Co.	1,670,200	106,809
LyondellBasell Industries NV Class A	2,204,319	228,191
Monsanto Co.	1,002,384	106,844
Potash Corp. of Saskatchewan, Inc.	1,328,000	41,127
		694,218
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	671,500	$ 40,424
TOTAL MATERIALS		734,642
UTILITIES - 0.3%
Multi-Utilities - 0.3%
NiSource, Inc.	1,072,300	48,886
TOTAL COMMON STOCKS (Cost $12,270,404)		16,287,637
Convertible Preferred Stocks - 0.8%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(g)	12,145,838	15,158
Series G, 8.00% (g)	3,847,486	4,802
		19,960
Internet & Catalog Retail - 0.1%
Meituan Corp. Series D (g)	1,581,852	13,651
TOTAL CONSUMER DISCRETIONARY		33,611
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (g)	966,928	32,216
IT Services - 0.1%
Nutanix, Inc. Series E (g)	462,283	7,794
Software - 0.3%
Cloudflare, Inc. Series D (g)	571,642	4,027
DocuSign, Inc.:
Series B (a)(g)	7,510	143
Series B-1 (a)(g)	2,249	43
Series D (a)(g)	2,376,438	45,374
Series E (a)(g)	139,427	2,662
		52,249
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (a)(g)	306,060	$ 5,714
TOTAL INFORMATION TECHNOLOGY		97,973
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,847)		131,584
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.15% (b)	148,638,756	148,639
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	91,682,588	91,683
TOTAL MONEY MARKET FUNDS (Cost $240,322)		240,322
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $12,576,573)		16,659,543
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(81,503)
NET ASSETS - 100%		$ 16,578,040
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $167,098,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Cloudflare, Inc. Series D	11/5/14	$ 3,502
DocuSign, Inc.	10/21/13	$ 90
DocuSign, Inc. Series B	3/3/14	$ 99
DocuSign, Inc. Series B-1	3/3/14	$ 30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$ 11,071
DocuSign, Inc. Series E	3/3/14	$ 1,831
Meituan Corp. Series D	1/26/15	$ 10,000
Nutanix, Inc. Series E	8/26/14	$ 6,193
Pure Storage, Inc. Series E	8/22/13	$ 2,121
Security	Acquisition Date	Acquisition Cost (000s)
Rialto Real Estate Fund LP	2/24/11- 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11- 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. Series F, 8.00%	5/7/13	$ 11,000
Roku, Inc. Series G, 8.00%	10/1/14	$ 5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 15,000
(h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	163
Total	$ 192
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$ 11,911	$ -	$ -	$ 5	$ 11,301
RREF CMBS AIV, LP	22,633	-	-	243	23,405
RREF Midtown Colony REIT, Inc.	3,642	-	-	2,560	2,226
Rovi Corp.	43,981	47,547	-	-	79,667
Total	$ 82,167	$ 47,547	$ -	$ 2,808	$ 116,599
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,468,032	$ 2,434,421	$ -	$ 33,611
Consumer Staples	930,287	873,431	56,856	-
Energy	910,861	910,861	-	-
Financials	3,218,078	3,181,146	-	36,932
Health Care	3,030,311	3,030,311	-	-
Industrials	1,336,059	1,336,059	-	-
Information Technology	3,742,065	3,643,783	-	98,282
Materials	734,642	734,642	-	-
Utilities	48,886	48,886	-	-
Money Market Funds	240,322	240,322	-	-
Total Investments in Securities:	$ 16,659,543	$ 16,433,862	$ 56,856	$ 168,825
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 146,649
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	22,176
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 168,825
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 22,176

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $12,596,179,000. Net unrealized appreciation aggregated $4,063,364,000, of which $4,335,734,000 related to appreciated investment securities and $272,370,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/15 (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 168,825	Book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$7.04 - $19.09 / $18.17	Increase
			Adjusted transaction price	$33.32	Increase
		Market comparable	EV/GMV multiple	0.4	Increase
			EV/Sales multiple	1.8 - 9.0 / 3.9	Increase
			Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015